Statements of Assets and Liabilities (USD $)	Dec. 31, 2012
Statements of Assets and Liabilities
CASH	$ 4,094
TOTAL CURRENT ASSETS:	4,094
DEFERRED RENT COSTS AND DEPOSITS	20,292
TOTAL ASSETS	24,386
ACCOUNTS PAYABLE	1,043
DUE TO MEMBER	31,231
TOTAL CURRENT LIABILITIES:	32,274
MEMBER'S DEFICIT	(7,888)
TOTAL LIABILITIES AND MEMBER'S DEFICIT	$ 24,386